13F-HR

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2009
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  1450 RALEIGH ROAD, SUITE 220
          CHAPEL HILL, NC 27517


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:SENIOR VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis		Chapel Hill, NC		     07/31/2009
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 58
                                        ----------------------

Form 13F Information Table Value Total: 169,310
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2887    48033 SH       Sole                    46658              1375
                                                              2276    37875 SH       Defined                 37875
Aflac Inc                      COM              001055102     3806   122404 SH       Sole                   119229              3175
                                                              2527    81275 SH       Defined                 81275
Ambac Financial Group, Inc.    COM              023139108       27    29000 SH       Sole                    29000
American Express Co            COM              025816109     3450   148432 SH       Sole                   144682              3750
                                                              2219    95500 SH       Defined                 95500
Aon Corp                       COM              037389103     3680    97183 SH       Sole                    94583              2600
                                                              2509    66250 SH       Defined                 66250
Apollo Group Inc. - Cl A       COM              037604105     4107    57741 SH       Sole                    56266              1475
                                                              2688    37800 SH       Defined                 37800
Automatic Data Proc            COM              053015103     1558    43966 SH       Sole                    42766              1200
                                                              1087    30675 SH       Defined                 30675
Avon Products Inc              COM              054303102     5619   217941 SH       Sole                   211941              6000
                                                              3443   133550 SH       Defined                133550
Bank Of America Corp.          COM              060505104      260    19700 SH       Sole                    19700
Becton Dickinson & Co.         COM              075887109     2887    40491 SH       Sole                    39366              1125
                                                              2193    30750 SH       Defined                 30750
Berkshire Hathaway - Cl A      COM              084670108    16920      188 SH       Sole                      188
                                                              4680       52 SH       Defined                    52
Berkshire Hathaway - Cl B      COM              084670207     4960     1713 SH       Sole                     1657                56
Cadbury plc - ADR              COM              12721E102     3720   108128 SH       Sole                   105276              2852
                                                              2540    73848 SH       Defined                 73848
Chesapeake Energy Corp         COM              165167107     2139   107879 SH       Sole                   104929              2950
                                                              1650    83225 SH       Defined                 83225
Cisco Systems Inc              COM              17275R102     3148   168819 SH       Sole                   164019              4800
                                                              1917   102775 SH       Defined                102775
Coach, Inc.                    COM              189754104     4469   166245 SH       Sole                   161795              4450
                                                              3076   114450 SH       Defined                114450
Colgate-Palmolive              COM              194162103     1980    27996 SH       Sole                    27246               750
                                                              1371    19375 SH       Defined                 19375
Diageo plc - ADR               COM              25243Q205     3753    65562 SH       Sole                    63712              1850
                                                              2718    47475 SH       Defined                 47475
Exxon Mobil Corp.              COM              30231G102      200     2866 SH       Sole                     2866
Mastercard Inc                 COM              57636Q104     2623    15678 SH       Sole                    15253               425
                                                              2037    12175 SH       Defined                 12175
Medtronic Inc                  COM              585055106     2933    84062 SH       Sole                    81887              2175
                                                              2059    59000 SH       Defined                 59000
Microsoft Corp                 COM              594918104     3192   134291 SH       Sole                   129991              4300
                                                              1986    83550 SH       Defined                 83550
Monsanto Co.                   COM              61166W101     1600    21525 SH       Sole                    21050               475
                                                               887    11925 SH       Defined                 11925
Moody's Corp                   COM              615369105     3456   131174 SH       Sole                   127599              3575
                                                              2647   100450 SH       Defined                100450
Oracle Corp                    COM              68389X105     4564   213067 SH       Sole                   207292              5775
                                                              3238   151175 SH       Defined                151175
Praxair Inc                    COM              74005P104     4904    69004 SH       Sole                    67079              1925
                                                              3088    43450 SH       Defined                 43450
Syngenta AG - ADR              COM              87160A100     2964    63708 SH       Sole                    62083              1625
                                                              2469    53075 SH       Defined                 53075
Tiffany & Co.                  COM              886547108     3321   130970 SH       Sole                   127620              3350
                                                              2530    99750 SH       Defined                 99750
United Technologies Corp       COM              913017109     2736    52647 SH       Sole                    51097              1550
                                                              2169    41750 SH       Defined                 41750
Zimmer Holdings Inc            COM              98956P102     2491    58475 SH       Sole                    56900              1575
                                                              1870    43900 SH       Defined                 43900
eBay Inc                       COM              278642103     2653   154850 SH       Sole                   150200              4650
                                                               428    25000 SH       Defined                 25000